FHLB Advances (Schedule Of Federal Home Loan Advances Pledged By Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Collateral pledged to secure advances	$ 85,091	$ 61,616
Securities [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Collateral pledged to secure advances	4,641	2,327
Cash [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Collateral pledged to secure advances	3,300	3,300
Single-Family Mortgage Loans [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Collateral pledged to secure advances	49,616	38,342
Multi-Family Mortgage Loans [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Collateral pledged to secure advances	15,125	14,854
Commercial Real Estate [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Collateral pledged to secure advances	5,348	$ 2,793
Home Equity Lines of Credit [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Collateral pledged to secure advances	$ 7,061